Vessels, Port Terminal and Other Fixed Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Vessels, Port Terminals and Other Fixed Assets, net

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$2,553,047	$(743,822)	$1,809,225
Additions	6,493	(71,062)	(64,569)
Impairment losses	(59,003)	43,999	(15,004)
Vessel disposals	(94,767)	—	(94,767)
Other disposals	(156)	137	(19)
Write offs	(55)	21	(34)
Vessel acquisition	10,255	(53)	10,202
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	—	49,421
Transfers to other long term-assets	(26)	—	(26)

Balance September 30, 2018	$2,465,209	$(770,780)	$1,694,429

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$1,841,140	$(376,794)	$1,464,346
Additions	—	(70,894)	(70,894)
Balance December 31, 2015	1,841,140	(447,688)	1,393,452
Additions	60,115	(73,847)	(13,732)
Transfers	29,695	—	29,695
Balance December 31, 2016	1,930,950	(521,535)	1,409,415
Additions	—	(73,017)	(73,017)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(11,828)	—	(11,828)
Balance December 31, 2017	$1,814,965	$(536,518)	$1,278,447

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$106,399	$(20,467)	$85,932
Additions	2,287	(3,431)	(1,144)
Balance December 31, 2015	108,686	(23,898)	84,788
Additions	2,051	(3,493)	(1,442)
Transfers	(1,513)	—	(1,513)
Balance December 31, 2016	109,224	(27,391)	81,833
Additions	5,060	(5,237)	(177)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	$251,641	$(32,628)	$219,013

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$464,966	$(111,137)	$353,829
Additions	6,188	(20,007)	(13,819)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	470,944	(131,144)	339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696
Balance December 31, 2016	475,378	(150,038)	325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Balance December 31, 2017	$472,081	$(164,056)	$308,025

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$13,426	$(6,390)	$7,036
Additions	443	(1,558)	(1,115)
Balance December 31, 2015	13,869	(7,948)	5,921
Additions	2,250	(1,475)	775
Transfers	(2,183)	—	(2,183)
Balance December 31, 2016	13,936	(9,423)	4,513
Additions	531	(1,257)	(726)
Disposals	(75)	28	(47)
Write offs	(32)	32	—
Balance December 31, 2017	$14,360	$(10,620)	$3,740

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$2,425,931	$(514,788)	$1,911,143
Additions	8,918	(95,890)	(86,972)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	2,434,639	(610,678)	1,823,961
Additions	65,154	(97,709)	(32,555)
Transfers	29,695	—	29,695
Balance December 31, 2016	2,529,488	(708,387)	1,821,101
Additions	11,122	(97,114)	(85,992)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(15,488)	3,613	(11,875)
Write offs	(32)	32	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	$2,553,047	$(743,822)	$1,809,225